Prepayments and other current assets, net (Details - Other assets) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Prepayments And Other Current Assets Net
Allowance for credit losses	$ (249,128)	$ (249,128)
Prepayments and other current assets	$ 1,632,113	$ 2,858,196